NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Net loss per ordinary share
SCHEDULE OF BASIC AND DILUTED NET LOSS PER ORDINARY SHARE COMPUTATION

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2021	2022
	RMB	RMB
Numerator:
Net loss	(903,859)	(974,898)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)	-
Numerator for basic and diluted net loss per ordinary share calculation	(5,782,511)	(974,898)
Denominator:
Weighted average number of Class A and Class B ordinary shares	294,793,258	321,885,046
Denominator for basic and diluted net loss per ordinary share calculation	294,793,258	321,885,046
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders
—Basic and diluted	(19.62)	(3.03)

SCHEDULE OF POTENTIALLY DILUTE BASIC NET LOSS PER ORDINARY SHARE

Securities that could potentially dilute basic net loss per ordinary share in the future that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31, 2021 and 2022 are as follow:

	Year ended December 31,
	2021	2022
Share options	22,069,770	17,595,037
Restricted ordinary shares	8,014,677	4,976,485